UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10335______

_______BlackRock New Jersey Municipal Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.5%
			Multi-State—13.4%
			Charter Mac Equity Issuer Trust,
A3	$ 7,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$ 7,509,950
Baa1	2,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,749,900
			MuniMae TE Bond Subsidiary, LLC,
A3	3,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	3,197,550
Baa1	2,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	2,197,500

			New Jersey—111.3%		15,654,900

			Cherry Hill Twnshp., GO,
AA-	4,065		5.00%, 7/15/22	07/11 @ 100	4,303,494
AA-	4,275		5.00%, 7/15/23	07/11 @ 100	4,503,413
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn. Proj.,
			Zero Coupon, 11/01/26, FSA	No Opt. Call	4,578,714
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,480,752
AAA	4,470		New Brunswick Apts. Rental Hsg. Proj., 5.30%, 8/01/35	08/12 @ 100	4,603,608
BBB-	2,500		Middlesex Cnty. Poll. Ctrl. Auth. Rev., Amerada Hess Proj., 6.05%, 9/15/34	09/14 @ 100	2,662,550
			New Jersey Econ. Dev. Auth.,
BBB	5,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	5,267,350
B	3,450		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,976,557
B	2,000		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	1,767,900
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,663,007
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	4,230,184
Baa3	2,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,920,700
Baa3	5,000		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,780,850
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,171,460
BBB	2,000		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	2,109,420
Aaa	1,950		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,083,497
			New Jersey Edl. Facs. Auth.,
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	1,055,560
BBB-	2,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	2,194,220
BBB-	3,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,259,560
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,387,205
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	4,500		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	4,798,395
A+	3,000		Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,126,540
A2	10,000	[4]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	10,620,100
Baa1	1,960		So. Jersey Hosp. Proj., 6.00%, 7/01/26	07/12 @ 100	2,087,537
Baa1	5,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	5,840,340
BBB+	1,540		So. Ocean Cnty. Hosp. Proj., Ser. A, 6.25%, 7/01/23	03/05 @ 101	1,560,066
Aaa	1,950		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,085,116
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6 Proj., 5.75%, 12/01/22, MBIA	12/07 @ 102	8,684,080
BBB	18,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	17,153,280
			Trenton Pkg. Auth., FGIC,
AAA	5,465		5.00%, 4/01/25	04/11 @ 100	5,742,239
AAA	1,500		5.00%, 4/01/30	04/11 @ 100	1,556,220
AAA	1,000		Univ. Medicine & Dentistry, COP, 5.00%, 6/15/36, MBIA	06/14 @ 100	1,047,170
			Vineland, GO, MBIA,
AAA	1,500		5.30%, 5/15/30	05/10 @ 101	1,585,740
AAA	1,500		5.375%, 5/15/31	05/10 @ 101	1,589,550

					130,476,374

			Puerto Rico—27.8%
			Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	2,735		Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,802,309
AAA	2,735		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,792,216
A	3,800		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	3,992,432
			Puerto Rico Pub. Bldgs. Auth., Ser. D,
AAA	5,000		Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,768,550
A-	4,765	[5]	Gov't Facs., 5.25%, 7/01/36	N/A	5,341,374
A-	1,735		Gov't Facs., 5.25%, 7/01/36	07/12 @ 100	1,826,209
			Puerto Rico Pub. Fin. Corp., Ser. E,
Aaa	4,000	[5]	5.70%, 2/01/10	N/A	4,517,280
Aaa	7,040	[5]	5.75%, 2/01/07	N/A	7,496,614

					32,536,984

			Total Long-Term Investments (cost $168,066,731)		178,668,258

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Shares		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Money Market Fund—0.6%
	750	AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $750,000)	N/A	$ 750,000

		Total Investments—153.1% (cost $168,816,731)		$179,418,258
		Other assets in excess of liabilities—1.3%		1,573,098
		Preferred shares at redemption value, including dividends payable—(54.4)%		(63,812,585)

		Net Assets Applicable to Common Shareholders—100%		$ 117,178,771

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 13.4% of its net assets, with a current market value of $15,654,900, in securities restricted as to resale.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New Jersey Municipal Income Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005